Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and central bank balances		€ 192,021	€ 166,208
Interbank balances (w/o central banks)		7,342	9,130
Central bank funds sold and securities purchased under resale agreements		8,368	8,533
Securities borrowed		63	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets		102,396	107,929
Positive market values from derivative financial instruments		299,732	343,493
Non-trading financial assets mandatory at fair value through profit and loss		88,965	76,121
Financial assets designated at fair value through profit or loss		140	437
Total financial assets at fair value through profit or loss		491,233	527,980
Financial assets at fair value through other comprehensive income		28,979	55,834
Equity method investments		1,091	901
Loans at amortized cost		472,069	426,691
Property and equipment		5,536	5,549
Goodwill and other intangible assets		6,824	6,725
Other assets	[1]	103,784	110,360
Assets for current tax		1,214	986
Deferred tax assets		6,180	6,063
Total assets		1,324,705	1,324,961
Liabilities and equity [Abstract]
Deposits		604,396	567,745
Central bank funds purchased and securities sold under repurchase agreements		747	2,325
Securities loaned		24	1,697
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		54,718	44,316
Negative market values from derivative financial instruments		287,109	327,775
Financial liabilities designated at fair value through profit or loss		58,468	46,582
Investment contract liabilities		562	526
Total financial liabilities at fair value through profit or loss		400,857	419,199
Other short-term borrowings		4,034	3,553
Other liabilities		97,795	114,208
Provisions		2,641	2,430
Liabilities for current tax		600	574
Deferred tax liabilities		498	561
Long-term debt		144,485	149,163
Trust preferred securities	[2]	528	1,321
Total liabilities		1,256,606	1,262,777
Common shares, no par value, nominal value of EUR 2.56		5,291	5,291
Additional paid-in capital		40,580	40,606
Retained earnings		12,680	10,002
Common shares in treasury, at cost		(6)	(7)
Accumulated other comprehensive income (loss), net of tax		(449)	(1,118)
Total shareholders equity		58,096	54,774
Additional equity components		8,305	5,824
Noncontrolling interests		1,698	1,587
Total equity		68,099	62,184
Total liabilities and equity		€ 1,324,705	€ 1,324,961

[1]	Includes non-current assets and disposal groups held for sale
[2]	Perpetual instruments, redeemable at specific future dates at the Group’s option.